Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Marketable securities
Total Marketable Securities		$ 5,100	$ 3,200
Recurring Basis
Assets:
Total Assets	$ 3,079	5,124
Liabilities:
Total Liabilities	31,605	36,623	2,357
Marketable securities
Total Marketable Securities		5,124	3,151
Recurring Basis | Previously Reported
Liabilities:
Total Liabilities		36,669
Recurring Basis | Mutual Fund
Assets:
Total Assets		5,124
Marketable securities
Total Marketable Securities		5,124	3,151
Recurring Basis | Interest Rate Swap
Liabilities:
Total Liabilities	73	80	97
Recurring Basis | Preference Shares
Liabilities:
Total Liabilities	2	2,530	1,834
Recurring Basis | Debt for Forward Share Repurchase Agreement
Liabilities:
Total Liabilities	31,530	34,013
Recurring Basis | Debt for Forward Share Repurchase Agreement | Previously Reported
Liabilities:
Total Liabilities		34,059
Recurring Basis | Foreign Exchange Forward
Liabilities:
Total Liabilities			(56)
Recurring Basis | Contingent Consideration for Solutions Infini Acquisition
Liabilities:
Total Liabilities			482
Recurring Basis | Certificates of Deposit
Assets:
Total Assets	3,079
Recurring Basis | Level 1
Assets:
Total Assets		5,124
Marketable securities
Total Marketable Securities		5,124	3,151
Recurring Basis | Level 1 | Mutual Fund
Assets:
Total Assets		5,124
Marketable securities
Total Marketable Securities		5,124	3,151
Recurring Basis | Level 2
Assets:
Total Assets	3,079
Liabilities:
Total Liabilities	31,603	34,093	41
Recurring Basis | Level 2 | Previously Reported
Liabilities:
Total Liabilities		34,139
Recurring Basis | Level 2 | Interest Rate Swap
Liabilities:
Total Liabilities	73	80	97
Recurring Basis | Level 2 | Debt for Forward Share Repurchase Agreement
Liabilities:
Total Liabilities	31,530	34,013
Recurring Basis | Level 2 | Debt for Forward Share Repurchase Agreement | Previously Reported
Liabilities:
Total Liabilities		34,059
Recurring Basis | Level 2 | Foreign Exchange Forward
Liabilities:
Total Liabilities			(56)
Recurring Basis | Level 2 | Certificates of Deposit
Assets:
Total Assets	3,079
Recurring Basis | Level 3
Liabilities:
Total Liabilities	2	2,530	2,316
Recurring Basis | Level 3 | Preference Shares
Liabilities:
Total Liabilities	$ 2	$ 2,530	1,834
Recurring Basis | Level 3 | Contingent Consideration for Solutions Infini Acquisition
Liabilities:
Total Liabilities			$ 482